Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,645,640	$ 2,196,368
Construction in progress		177,909
Less: accumulated depreciation	(1,447,461)	(1,275,598)
Property, plant and equipment, net	1,198,179	1,098,679
Office equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	931,833	828,933
Leaseholder improvements [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	865,126	591,895
Automobile [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	611,099	532,058
Land [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	129,736	132,957
Building [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	$ 107,846	$ 110,525